Revenue Recognition - Amortization of Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Amortization of capitalized costs to obtain a contract with a customer	$ 90	$ 67	$ 94